Offerings - Offering: 1	Sep. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
This “Calculation of Filing Fee” table shall be deemed to update the “Calculation of Filing Fee” table in the registrant’s Registration Statement on Form S-3, filed with the U.S. Securities and Exchange Commission on August 1, 2025, in accordance with Rules 456(b) and Rule 457(r)  under the Securities Act of 1933.